CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 26,580
Accounts receivable, net	19	3,663	945
Prepaid and other current assets	460	164	71
Total current assets	27,059	3,827	1,016
Other Assets:
Investments, at cost	250	250	250
TOTAL ASSETS	27,309	4,077	1,266
Current Liabilities:
Accounts payable	176	465	367
Accrued expenses	1,284	1,684	299
Total current liabilities		2,149	666
TOTAL LIABILITIES	1,460	2,149	666
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, value
Common stock, value	21	8	8
Treasury stock, at cost	(840)
Additional paid-in capital	33,402	(23)	(23)
Retained earnings (Accumulated deficit)	(6,749)	1,928	600
TOTAL STOCKHOLDERS' EQUITY	25,849	1,928	600
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	27,309	4,077	1,266
Series D Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series A Junior Participating Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 15	$ 15	$ 15